Note 17 - Concentration of Risk in Customer and Supplier Relationships (Details) (USD $)	0 Months Ended	1 Months Ended			3 Months Ended	12 Months Ended											9 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 30, 2012	Jul. 31, 2011	Mar. 25, 2011	Jul. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2013 Lennox International Inc. [Member] Accounts Receivable [Member]	Dec. 31, 2012 Lennox International Inc. [Member] Accounts Receivable [Member]	Dec. 31, 2011 Lennox International Inc. [Member] Accounts Receivable [Member]	Sep. 30, 2013 Lowe's Companies, Inc. [Member] Accounts Receivable [Member]	Dec. 31, 2012 Lowe's Companies, Inc. [Member] Accounts Receivable [Member]	Dec. 31, 2011 Lowe's Companies, Inc. [Member] Accounts Receivable [Member]	Dec. 31, 2012 Suntech America [Member]	Sep. 30, 2013 Suntech American [Member]	Sep. 30, 2013 Supplier Concentration Risk [Member]	Sep. 30, 2012 Supplier Concentration Risk [Member]	Dec. 31, 2012 Supplier Concentration Risk [Member]	Dec. 31, 2011 Supplier Concentration Risk [Member]
Note 17 - Concentration of Risk in Customer and Supplier Relationships (Details) [Line Items]
Stock Issued During Period, Shares, Purchase of Assets (in Shares)	1,900,000	1,900,000	361,111
Stock Issued During Period, Value, Purchase of Assets (in Dollars)	$ 1,045,000	$ 1,045,000		$ 520,000		$ 1,142,801	$ 99,908
Loss Contingency, Damages Sought, Value (in Dollars)					990,000
Accruing Interest Rate on Unpaid Account Payable Balance					10.00%
Accounts Receivable, Net, Current (in Dollars)						365,845	1,096,580	33,779							870,000
Interest Payable, Current (in Dollars)						76,438									76,438
Concentration Risk, Percentage									0.70%	5.90%	23.10%	8.80%	4.00%	13.90%
Concentration Risk, Percentage																	25.00%	36.00%	36.10%	61.30%
Accounts Payable (in Dollars)																	1,100,000		960,000	3,300,000
Accounts Payable, Other (in Dollars)																$ 946,438
Concentration Risk, Customer																	three		three